STOCKHOLDERS’ EQUITY (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized	200,000,000		200,000,000		200,000,000	200,000,000
Preferred stock, shares issued	0		0		0	0
Preferred stock, shares outstanding	0		0		0	0
Common stock, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued	75,452,012		75,452,012		75,452,012	290,460,047
Common stock, shares outstanding	75,452,012		75,452,012		75,452,012	290,460,047
Potentially dilutive securities outstanding	0	0	0	0	0	0
Share Forfeiture Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction in outstanding shares					215,008,035	85,992,000
Share Forfeiture Agreements [Member] | How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited			215,008,035
Reduction in outstanding shares			215,008,035
Share Forfeiture Agreements [Member] | How Kok Choong Talent Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited					215,008,035	41,750,000
Share Forfeiture Agreements [Member] | How Kok Choong Talent Limited [Member] | Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited						44,242,000
Share Forfeiture Agreements [Member] | H K C Holdings Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited						11,242,000